Short-Term Borrowings - Schedule of Maturity for Short-Term Borrowings (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity for Short-Term Borrowings [Line Items]
Secured bank loans	$ 1,075,904	$ 1,269,945
Unsecured bank loans		3,103,473
Other loans		876,815
Total	1,075,904	5,250,233
1 to 3 months [Member]
Schedule of Maturity for Short-Term Borrowings [Line Items]
Secured bank loans	770,933	325,627
Unsecured bank loans		2,042,578
Other loans		176,815
Total		2,545,020
4~6 months [Member]
Schedule of Maturity for Short-Term Borrowings [Line Items]
Secured bank loans	304,971	944,318
Unsecured bank loans
Other loans		700,000
Total		1,644,318
Over 6 months [Member]
Schedule of Maturity for Short-Term Borrowings [Line Items]
Secured bank loans
Unsecured bank loans		1,060,895
Other loans
Total		$ 1,060,895